PRINCIPAL SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
PRINCIPAL SUBSIDIARIES	PRINCIPAL SUBSIDIARIES
The following table lists the subsidiaries of the company which significantly affect its financial position and results of operations as at December 31, 2025:

	Jurisdiction of Incorporation or Organization	Percentage of voting securities owned or controlled (%)
BP Brazil US Subco LLC	Delaware	100
Brookfield Power US Holding America Co.	Delaware	100
Isagen S.A. E.S.P.(1)	Colombia	99.7
TerraForm Power Parent, LLC(1)	Delaware	100
(1)Voting control held, in whole or in part, through voting agreements with Brookfield.